Document and Entity Information	Apr. 24, 2020
Details
Registrant CIK	0000701869
Document Type	8-K
Document Period End Date	Apr. 24, 2020
Entity Registrant Name	INDEPENDENCE HOLDING COMPANY
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32244
Entity Tax Identification Number	58-1407235
Entity Address, Address Line One	96 Cummings Point Road
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	358-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	IHC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY